Taxation (Details 3)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Permanent differences (as a percent)	(2.80%)	(0.10%)	(0.60%)
Effect due to different tax rates applicable to overseas entities	(0.90%)	2.80%	(0.70%)
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs (as a percent)	(13.60%)	(19.40%)	(15.40%)
Change in valuation allowance (as a percent)	4.90%	7.80%	2.20%
Effect of withholding income tax (as a percent)	5.20%	6.10%	5.10%
Effective income tax rate (as a percent)	17.80%	22.20%	15.60%